CONSOLIDATED AND COMBINED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $)		Total		Owner Equity Pre Acquisition [Member]	Subscription Receivable [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Advance To Owner [Member]
Balance at May. 20, 2011		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, (in shares) at May. 20, 2011						0
Issued 14,295,836 shares for $100 on November 1, 2011		0		0	(100)	100	0	0	0
Issued 14,295,836 shares for $100 on November 1, 2011 (in shares)		100				14,295,836
Foreign currency translation adjustment		2,919		2,922	0	0	(3)	0	0
Distribution to owner		(5,730,542)		(5,730,542)	0	0	0	0	0
Advance to owner		(5,669,515)		0	0	0	0	0	(5,669,515)
Net income (loss)		5,726,464	[1]	5,727,620	0	0	0	(1,156)	0
Balance at Dec. 31, 2011	[2]	(5,670,674)	[3]	0	(100)	100	(3)	(1,156)	(5,669,515)
Balance (in shares) at Dec. 31, 2011	[2]					14,295,836
Foreign currency translation adjustment		25,596		25,601	0	0	(5)	0	0
Distribution to owner		(1,105,652)		(1,105,652)	0	0	0	0	0
Advance to owner		(2,193,768)		0	0	0	0	0	(2,193,768)
Net income (loss)		1,075,668	[1]	1,080,051	0	0	0	(4,383)	0
Balance at Dec. 31, 2012	[2]	(7,868,830)	[3]	0	(100)	100	(8)	(5,539)	(7,863,283)
Balance (in shares) at Dec. 31, 2012	[2]					14,295,836
Effect of reverse merger		0		0	0	0	0	0	0
Effect of reverse merger (in shares)		975,004				975,004
Foreign currency translation adjustment		385		0	0	0	385	0	0
Distribution to owner		868,271		868,271	0	0	0	0	0
Advance to owner		(2,935,415)		0	0	0	0	0	(2,935,415)
Net income (loss)		(697,920)		(868,271)	0	0	0	170,351	0
Balance at Dec. 31, 2013		$ (10,633,509)		$ 0	$ (100)	$ 100	$ 377	$ 164,812	$ (10,798,698)
Balance (in shares) at Dec. 31, 2013						15,270,840

[1]	Represents the combined statements of operations of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[2]	Represents the combined statements of Shareholders' deficit of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[3]	Represents the combined balance sheets of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club